Provisions for Contingent Loans Credit Risk (Details) - Schedule of credit quality and maximum exposure to credit risk - Undrawn Credit Lines [Member] - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Provisions for Contingent Loans Credit Risk (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Normal	$ 9,330,037	$ 8,622,441
Substandard	4,948	4,421
Non-complying	12,878	24,331
Total	9,347,863	8,651,193
Stage 1 - Individual [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Normal	1,250,186	1,178,448
Substandard
Non-complying
Total	1,250,186	1,178,448
Stage 1 - Group [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Normal	7,857,056	7,130,566
Substandard
Non-complying
Total	7,857,056	7,130,566
Stage 2 - Individual [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Normal	855	133,391
Substandard	4,948	4,421
Non-complying
Total	5,803	137,812
Stage 2 - Group [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Normal	221,940	180,023
Substandard
Non-complying
Total	221,940	180,023
Stage 3 - Individual [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Normal		13
Substandard
Non-complying	789	719
Total	789	732
Stage 3 - Group [Member]
Provisions for Contingent Loans Credit Risk (Details) - Schedule of credit quality and maximum exposure to credit risk [Line Items]
Normal
Substandard
Non-complying	12,089	23,612
Total	$ 12,089	$ 23,612